STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

August 23, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Matisse Discounted Bond CEF Strategy, a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
On behalf of the Matisse Discounted Bond CEF Strategy and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a supplemental filing which was filed with the Securities and Exchange Commission on August 5, 2021.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase